Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 22, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the Large Cap Value Fund:

The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the MassMutual Select Large Cap Value Fund (the “Fund”) into the MassMutual Select Diversified Value Fund. The reorganization is subject to approval by Massachusetts Mutual Life Insurance Company (“MassMutual”), in its capacity as the majority shareholder of the Fund. MassMutual anticipates approving the reorganization by written consent in January 2018. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Fund’s assets and liabilities would be transferred to the MassMutual Select Diversified Value Fund in return for shares of the MassMutual Select Diversified Value Fund. Those shares would be distributed pro rata to shareholders of the Fund in exchange for their Fund shares. Shareholders of the Fund would thus become shareholders of the MassMutual Select Diversified Value Fund and would receive shares of the MassMutual Select Diversified Value Fund with a value equal to their shares of the Fund at the time of the reorganization. The reorganization is expected to be a tax-free event for federal income tax purposes.

The Fund seeks both capital growth and income as its investment objective, while the MassMutual Select Diversified Value Fund seeks as its objective to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Descriptions of the MassMutual Select Diversified Value Fund and the terms of the reorganization will be contained in a combined prospectus/information statement, which is expected to be mailed to shareholders of the Fund in December 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MassMutual Select Diversified Value Fund, nor is it a solicitation of any proxy. For more information regarding the MassMutual Select Diversified Value Fund, or to receive a free copy of a prospectus/information statement relating to the reorganization (and containing important information about fees, expenses, and risk considerations) once a registration statement relating to the reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-888-309-3539. The prospectus/information statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov). Please read the prospectus/information statement carefully before making any investment decisions.

The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the Fund into the MassMutual Select Diversified Value Fund. The reorganization is subject to approval by Massachusetts Mutual Life Insurance Company, in its capacity as the majority shareholder of the Fund, by written consent expected to be executed in January 2018. No assurance can be given that the reorganization will occur.

Descriptions of the MassMutual Select Diversified Value Fund and the terms of the reorganization will be contained in a combined prospectus/information statement, which is expected to be mailed to shareholders of the Fund in December 2017.

Effective September 21, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) replaced Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a co-subadviser of the Diversified Value Fund.

Effective September 21, 2017, the following information replaces similar information found on pages 24-25 for the Diversified Value Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund may hold a portion of its assets in cash or cash equivalents.

Brandywine Global invests in securities that meet its value criteria, primarily, price-to-earnings, price-to-book, price momentum, and share change and quality, based on both quantitative and fundamental analysis. Brandywine Global expects to hold approximately 150-250 stocks under normal market conditions.

Brandywine Global invests in securities of companies that meet its value criteria based on both quantitative and fundamental analysis. Brandywine Global’s investment process begins with a valuation screen that identifies large cap stocks with favorable financial ratios. A quantitative deselection process is then applied to eliminate equities that have poor price momentum or high share issuance. Finally Brandywine Global performs a thorough fundamental analysis which seeks to identify and eliminate (de-select) companies with deteriorating fundamentals, anticipated earnings declines, or material write-offs. Brandywine Global may also consider additional factors in its selection process.

Brandywine Global typically sells a security of a company when Brandywine Global believes it is no longer a large capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that Brandywine Global believes is more compelling, or in order to realize gains or limit potential losses. However, Brandywine Global may retain securities of companies that no longer meet its initial purchase criteria.

T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies in the aggregate with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the S&P 500® Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price generally seeks investments in large-capitalization companies and the yield of the portion of the Fund managed by T. Rowe Price is expected to normally exceed the yield of the S&P 500 Index. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, each of Brandywine Global and T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Brandywine Global or T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Effective September 21, 2017, the REIT Risk found on page 26 is hereby deleted for the Diversified Value Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 22, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the Large Cap Value Fund:

The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the MassMutual Select Large Cap Value Fund (the “Fund”) into the MassMutual Select Diversified Value Fund. The reorganization is subject to approval by Massachusetts Mutual Life Insurance Company (“MassMutual”), in its capacity as the majority shareholder of the Fund. MassMutual anticipates approving the reorganization by written consent in January 2018. No assurance can be given that the reorganization will occur.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Diversified Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 22, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the MassMutual Select Large Cap Value Fund (the “Fund”) into the MassMutual Select Diversified Value Fund. The reorganization is subject to approval by Massachusetts Mutual Life Insurance Company (“MassMutual”), in its capacity as the majority shareholder of the Fund. MassMutual anticipates approving the reorganization by written consent in January 2018. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Fund’s assets and liabilities would be transferred to the MassMutual Select Diversified Value Fund in return for shares of the MassMutual Select Diversified Value Fund. Those shares would be distributed pro rata to shareholders of the Fund in exchange for their Fund shares. Shareholders of the Fund would thus become shareholders of the MassMutual Select Diversified Value Fund and would receive shares of the MassMutual Select Diversified Value Fund with a value equal to their shares of the Fund at the time of the reorganization. The reorganization is expected to be a tax-free event for federal income tax purposes.

The Fund seeks both capital growth and income as its investment objective, while the MassMutual Select Diversified Value Fund seeks as its objective to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Descriptions of the MassMutual Select Diversified Value Fund and the terms of the reorganization will be contained in a combined prospectus/information statement, which is expected to be mailed to shareholders of the Fund in December 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MassMutual Select Diversified Value Fund, nor is it a solicitation of any proxy. For more information regarding the MassMutual Select Diversified Value Fund, or to receive a free copy of a prospectus/information statement relating to the reorganization (and containing important information about fees, expenses, and risk considerations) once a registration statement relating to the reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-888-309-3539. The prospectus/information statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov). Please read the prospectus/information statement carefully before making any investment decisions.

The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the Fund into the MassMutual Select Diversified Value Fund. The reorganization is subject to approval by Massachusetts Mutual Life Insurance Company, in its capacity as the majority shareholder of the Fund, by written consent expected to be executed in January 2018. No assurance can be given that the reorganization will occur.

Descriptions of the MassMutual Select Diversified Value Fund and the terms of the reorganization will be contained in a combined prospectus/information statement, which is expected to be mailed to shareholders of the Fund in December 2017.

Effective September 21, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) replaced Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a co-subadviser of the Diversified Value Fund.

Effective September 21, 2017, the following information replaces similar information found on pages 24-25 for the Diversified Value Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund may hold a portion of its assets in cash or cash equivalents.

Brandywine Global invests in securities that meet its value criteria, primarily, price-to-earnings, price-to-book, price momentum, and share change and quality, based on both quantitative and fundamental analysis. Brandywine Global expects to hold approximately 150-250 stocks under normal market conditions.

Brandywine Global invests in securities of companies that meet its value criteria based on both quantitative and fundamental analysis. Brandywine Global’s investment process begins with a valuation screen that identifies large cap stocks with favorable financial ratios. A quantitative deselection process is then applied to eliminate equities that have poor price momentum or high share issuance. Finally Brandywine Global performs a thorough fundamental analysis which seeks to identify and eliminate (de-select) companies with deteriorating fundamentals, anticipated earnings declines, or material write-offs. Brandywine Global may also consider additional factors in its selection process.

Brandywine Global typically sells a security of a company when Brandywine Global believes it is no longer a large capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that Brandywine Global believes is more compelling, or in order to realize gains or limit potential losses. However, Brandywine Global may retain securities of companies that no longer meet its initial purchase criteria.

T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies in the aggregate with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the S&P 500® Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price generally seeks investments in large-capitalization companies and the yield of the portion of the Fund managed by T. Rowe Price is expected to normally exceed the yield of the S&P 500 Index. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, each of Brandywine Global and T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Brandywine Global or T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Effective September 21, 2017, the REIT Risk found on page 26 is hereby deleted for the Diversified Value Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE